Equity	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity
9	Equity

(a)	Contributed equity

	31 December 2020 Shares	30 June 2020 Shares	31 December 2020 A$	30 June 2020 A$

Ordinary shares - fully paid	2,030,949,978	1,037,358,032	194,893,304	160,703,754

Movements in ordinary share:

Details	Number of shares	A$
Opening balance 1 July 2020	1,037,358,032	160,703,754
Shares issued during the year	993,591,946	36,562,055
Transaction costs	-	(2,372,505)
Balance 31 December 2020	2,030,949,978	194,893,304

Details of shares issued during the current period:

			Issue price (1)	Amount
2020	Details	Number	A$	A$

2-Jul-2020	Issue of shares under ATM facility	47,646,000	0.033	1,562,055
23-Oct-2020	Issue of shares under private placement	271,251,007	0.037	10,036,287
24-Nov-2020	Issue of shares under private placement	674,694,939	0.037	24,963,713
		993,591,946		36,562,055

(1)	Reflects the issue price rounded to the nearest three decimal places

(b)	Accumulated losses

Movements in accumulated losses were as follows:

	31 December 2020 A$	31 December 2019 A$

Balance at the beginning of the period	154,419,061	141,236,838
Net loss for the year	8,561,862	5,640,258
Impact of initial adoption of AASB 16	-	6,261
Balance at the end of the period	162,980,923	146,883,357

(c)	Reserves

(i)	Options

	31 December 2020 Options	30 June 2020 Options	31 December 2020 A$	30 June 2020 A$

Options over fully paid ordinary shares	70,550,000	21,550,000	2,443,841	866,121

The table below presents the movements in options during the half-year ended 31 December 2020.

2020	Details	Number	Amount A$

18-Sep-2020	Unlisted options issued to directors (ATHAAB)	49,000,000	1,577,720
		49,000,000	1,577,720

Date Issued	Quantity	Grant Date	Expiry Date	Exercise price ($)	Fair value at grant date per option ($)*
	.
18-Sep-2020	49,000,000	18-Sep-2020	17-Sep-2025	0.09	0.0322
	49,000,000

*	Rounded to the nearest four decimal points.

(ii)	Free-attaching options

	31 December 2020 Options	30 June 2020 Options	31 December 2020 A$	30 June 2020 A$

Free-attaching options	674,694,939	-	-	-

The table below presents the movements in free-attaching options during the half-year ended 31 December 2020.

2020	Details	Number	Amount A$

24-Nov-2020	Unlisted free-attaching options issued to Tranche 2 investors	674,694,939	-
		674,694,939	-

Date Issued	Quantity	Grant Date	Expiry Date	Exercise price ($)	Fair value at grant date per option ($)
	.
24-Nov-2020	674,694,939	24-Nov-2020	23-Nov-2023	0.07	-
	674,694,939

There have been no other options over fully paid ordinary shares issued, exercised or forfeited during the current period.

(iii)	Nature and purpose of reserves

The share based payments reserve is used to recognise the fair value of options issued to employees and consultants but not exercised.